EQUITY ACCOUNTED INVESTMENTS (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Investments accounted for using equity method [Roll Forward]
Balance at beginning of period			$ 2,154	$ 2,065	$ 2,065
Additions			53		464
Dispositions			0		(354)
Share of net income (loss)	$ 31	$ 28	54	$ 53	132
Share of other comprehensive income (loss)			(8)		1
Distributions received			(125)		(172)
Foreign currency translation			(24)		18
Balance at end of period	$ 2,104		$ 2,104		$ 2,154